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         Statement of Additional Information - Supplement
                         December 1, 1995*


                                                        Form #

IDS Blue Chip Advantage Fund (March 27, 1995)           S-6025-20 H
IDS Bond Fund (Oct. 30, 1995)                           S-6495-20 K
IDS California Tax-Exempt Fund (Aug. 29, 1995)          S-6328-20 L
IDS Cash Management Fund (Sept. 29, 1995)               S-6320-20 Q
IDS Discovery Fund (Sept. 29, 1995)                     S-6457-20 N
IDS Diversified Equity Income Fund (Nov. 29, 1995)      S-6475-20 J
IDS Equity Select Fund (March 20, 1995)                 S-6426-20 H
IDS Equity Value Fund (May 30, 1995)                    S-6382-20 C
IDS Extra Income Fund (Oct. 30, 1995)                   S-6370-20 K
IDS Federal Income Fund (Aug. 29, 1995)                 S-6042-20 K
IDS Global Bond Fund (Dec. 30, 1994**)                  S-6309-20 K
IDS Global Growth Fund (Dec. 30, 1994**)                S-6309-20 J
IDS Growth Fund (Sept. 29, 1995)                        S-6455-20 N
IDS High Yield Tax-Exempt Fund (March 20, 1995)         S-6430-20 L
IDS Insured Tax-Exempt Fund (Aug. 29, 1995)             S-6327-20 M
IDS International Fund (Dec. 30, 1994**)                S-6140-20 L
IDS Managed Retirement Fund (March 20, 1995)            S-6141-20 H
IDS Massachusetts Tax-Exempt Fund (Aug. 29, 1995)       S-6328-20 L
IDS Michigan Tax-Exempt Fund (Aug. 29, 1995)            S-6328-20 L
IDS Minnesota Tax-Exempt Fund (Aug. 29, 1995)           S-6328-20 L
IDS Mutual (Nov. 29, 1995)                              S-6326-20 L
IDS New Dimensions Fund (Nov. 29, 1995)                 S-6440-20 K
IDS New York Tax-Exempt Fund (Aug. 29, 1995)            S-6328-20 L
IDS Ohio Tax-Exempt Fund (Aug. 29, 1995)                S-6328-20 L
IDS Precious Metals Fund (May 30, 1995)                 S-6142-20 N
IDS Progressive Fund (Nov. 29, 1995)                    S-6449-20 L
IDS Selective Fund (March 20, 1995)                     S-6376-20 H
IDS Stock Fund (Dec. 30, 1994**)                        S-6351-20 K
IDS Strategy Aggressive Fund (May 30, 1995)             S-6381-20 C
IDS Tax-Exempt Bond Fund (March 20, 1995)               S-6310-20 L
IDS Tax-Free Money Fund (March 1, 1995)                 S-6433-20 L
IDS Utilities Income Fund (Aug. 29, 1995)               S-6341-20 L


The following information has been added to the section titled, "Redeeming Shares:"

      The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In
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      these circumstances, the securities distributed would be
      valued as set forth in the prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.






Form #S-6349 (12/95)
* Valid until next prospectus update.
**As revised March 20, 1995
Destroy Nov. 30, 1996